As filed with the Securities and Exchange Commission on August 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6611
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2016

Date of reporting period:  June 30, 2015

Item 1. Schedules of Investments.

Meydenbauer Dividend Growth Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 93.27%	Value
	Building Material and Garden Equipment - 2.08%
13,000	Home Depot, Inc.	$1,444,690
	Chemical Manufacturing - 8.83%
26,000	AbbVie, Inc.	1,746,940
29,000	Dow Chemical Co.	1,483,930
14,000	Johnson & Johnson	1,364,440
15,000	Lyondellbasell Industries N.V. - Class A (a)	1,552,800
		6,148,110
	Clothing and Clothing Accessories Stores - 2.08%
38,000	Gap, Inc.	1,450,460
	Computer and Electronic Product Manufacturing - 9.05%
20,000	Apple, Inc.	2,508,500
76,000	Cisco Systems, Inc.	2,086,960
23,000	Medtronic PLC (a)	1,704,300
		6,299,760
	Couriers and Messengers - 1.95%
14,000	United Parcel Service, Inc. - Class B	1,356,740
	Credit Intermediation and Related Activities - 5.24%
14,000	Ameriprise Financial, Inc.	1,749,020
28,000	JPMorgan Chase & Co.	1,897,280
		3,646,300
	Electronics and Appliance Stores - 2.10%
34,000	GameStop Corp. - Class A	1,460,640
	Food Manufacturing - 4.29%
35,000	Archer-Daniels-Midland Co.	1,687,700
12,000	J.M. Smucker Co.	1,300,920
		2,988,620
	Furniture and Related Product Manufacturing - 1.98%
27,800	Johnson Controls, Inc.	1,376,934
	General Merchandise Stores - 4.73%
27,000	Macy's, Inc.	1,821,690
18,000	Target Corp.	1,469,340
		3,291,030
	Health and Personal Care Stores - 2.18%
18,000	Walgreen Co.	1,519,920
	Insurance Carriers and Related Activities - 4.05%
24,000	Marsh & McLennan Cos., Inc.	1,360,800
30,000	Prudential PLC - ADR	1,456,800
		2,817,600
	Machinery Manufacturing - 7.88%
10,500	Cummins, Inc.	1,377,495
55,000	General Electric Co.	1,461,350
22,000	Scotts Miracle-Gro Co. - Class A	1,302,620
12,100	United Technologies Corp.	1,342,253
		5,483,718
	Miscellaneous Manufacturing - 2.00%
9,000	3M Co.	1,388,700
	Motor Vehicle and Parts Dealers - 2.69%
36,000	Penske Automotive Group, Inc.	1,875,960
	Oil and Gas Extraction - 2.08%
18,000	Phillips 66	1,450,080
	Paper Manufacturing - 1.91%
28,000	International Paper Co.	1,332,520
	Pipeline Transportation - 1.97%
23,900	Williams Cos., Inc.	1,371,621

	Plastics and Rubber Products Manufacturing - 2.04%
15,500	Illinois Tool Works, Inc.	1,422,745
	Professional, Scientific, and Technical Services - 1.94%
70,000	Interpublic Group of Cos., Inc.	1,348,900
	Publishing Industries (except Internet) - 2.85%
45,000	Microsoft Corp.	1,986,750
	Rail Transportation - 4.26%
50,000	CSX Corp.	1,632,500
14,000	Union Pacific Corp.	1,335,180
		2,967,680
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.37%
5,000	BlackRock, Inc.	1,729,900
35,000	Invesco Ltd. (a)	1,312,150
		3,042,050
	Transportation Equipment Manufacturing - 10.72%
13,000	Boeing Co.	1,803,360
20,000	Eaton Corp. PLC (a)	1,349,800
95,000	Ford Motor Co.	1,425,950
14,000	Honeywell International, Inc.	1,427,580
26,000	Magna International, Inc. (a)	1,458,340
		7,465,030

	TOTAL COMMON STOCKS (Cost $53,469,834)	64,936,558

Shares	SHORT-TERM INVESTMENTS - 6.75%	Value
4,699,812	Fidelity Institutional Money Market Portfolio - Class I, 0.10% (b)	4,699,812
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,699,812)	4,699,812

	TOTAL INVESTMENTS IN SECURITIES (Cost $58,169,646) - 100.02%	69,636,370
	Liabilities in Excess of Other Assets - (0.02)%	(13,975)
	NET ASSETS - 100.00%	$69,622,395

ADR	American Depository Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of June 30, 2015.

Meydenbauer Dividend Growth Fund
Notes to Scedule of Investments
June 30, 2015 (Unaudited)

Note 1 – Securities Valuation

       The Meydenbauer Dividend Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$11,210,250	$-	$-	$11,210,250
Information	1,986,750	-	-	1,986,750
Manufacturing	32,201,837	-	-	32,201,837
Mining, Quarrying, and Oil and Gas Extraction	1,450,080	-	-	1,450,080
Professional, Scientific, and Technical Services	1,348,900	-	-	1,348,900
Retail Trade	11,042,700	-	-	11,042,700
Transportation and Warehousing	5,696,041	-	-	5,696,041
Total Common Stocks	64,936,558	-	-	64,936,558
Short-Term Investments	4,699,812	-	-	4,699,812
Total Investments in Securities	$69,636,370	$-	$-	$69,636,370

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended June 30, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$58,169,646

Gross unrealized appreciation	$12,167,131
Gross unrealized depreciation	(700,407)
Net unrealized appreciation	$11,466,724

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 8/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 8/6/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 8/6/2015

* Print the name and title of each signing officer under his or her signature.